Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of depreciation rates of property, plant and equipment

Detail	Percentage	Method
Vehicle	20%	Straight line
Building	4%	Straight line
Fixtures	10%	Straight line
Machinery	10%	Straight line
Furniture	10%	Straight line